Taxation (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Taxation [Line Items]
Tax rate	25.00%	25.00%
Hong Kong [Member]
Taxation [Line Items]
Tax rate	16.50%
PRC [Member]
Taxation [Line Items]
Tax rate	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Taxation [Line Items]
Tax rate	15.00%
2021 to 2027 [Member] | PRC [Member]
Taxation [Line Items]
Tax rate	15.00%
2020 to 2026 [Member] | PRC [Member]
Taxation [Line Items]
Tax rate	15.00%
Tax Year 2020 [Member] | PRC [Member]
Taxation [Line Items]
Tax rate	50.00%